Income Taxes - Allocation of Income Tax Benefit/(Provision) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income tax benefit/(provision) applicable to:
Income/(loss) from continuing operations	$ (27)	$ 119	$ 596
Discontinued operations	(730)	(64)	(32)
Accumulated other comprehensive income/(loss)	0	0	(16)
Deconsolidation and restructuring of CEOC and other	0	1,176	0
Additional paid-in capital	$ 0	$ 0	$ (15)